Document And Entity Information	Jun. 13, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Jun. 13, 2024
Entity Registrant Name	Regional Management Corp.
Entity Central Index Key	0001519401
Entity Emerging Growth Company	false
Entity File Number	001-35477
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	57-0847115
Entity Address, Address Line One	979 Batesville Road, Suite B
Entity Address, City or Town	Greer
Entity Address, State or Province	SC
Entity Address, Postal Zip Code	29651
City Area Code	(864)
Local Phone Number	448-7000
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.10 par value
Trading Symbol	RM
Security Exchange Name	NYSE
Amendment Description	This Current Report on Form 8-K/A amends the Current Report on Form 8-K filed with the Securities and Exchange Commission on June 20, 2024 (the “Original Form 8-K”). Following the submission of the Original Form 8-K, the Company discovered that an incorrect item number was inadvertently tagged in the submission (Item 1.01 should have been tagged instead of Item 1.03). The Company is amending the Original Form 8-K for the sole purpose of correcting the item tag. No disclosure has changed from the Original Form 8-K.